Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	9,764,000	9,764,000	9,764,000
Preferred stock, shares issued
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	2,260,000	2,104,000	9,240,000
Common Stock, shares outstanding	2,260,000	2,104,000	9,240,000